Details of Significant Accounts - Summary of Other Non Current Assets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Financial Assets [Line Items]
Other non-current assets	$ 66,872	$ 2,185	$ 48,111
Refundable Deposits
Disclosure Of Financial Assets [Line Items]
Other non-current assets	18,930	619	27,188
Prepaid Expense for Medical Research-non-current
Disclosure Of Financial Assets [Line Items]
Other non-current assets	20,000	653	20,000
Prepayments for Equipment
Disclosure Of Financial Assets [Line Items]
Other non-current assets	$ 27,942	$ 913	$ 923